                                               UAM Funds
                                               Funds for the Informed Investorsm


Acadian Emerging Markets Portfolio
Annual Report                                                   October 31, 1999





                                                                   [LOGO OF UAM]
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UAM FUNDS       ACADIAN EMERGING MARKETS PORTFOLIO
                OCTOBER 31, 1999
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter.......................................................... 1

Portfolio of Investments...................................................... 6

Statement of Assets and Liabilities...........................................16

Statement of Operations.......................................................17

Statement of Changes in Net Assets............................................18

Financial Highlights..........................................................19

Notes to Financial Statements.................................................20

Report of Independent Accountants.............................................26
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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------
November 10, 1999

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 1998 to October 31, 1999, focusing on the portfolio's performance and some of the economic and market conditions that impacted returns.

Portfolio Performance Review

For the twelve months ended October 31, 1999, the Acadian Emerging Markets Portfolio returned 41.5%, versus 42.9% for the IFC Investable Index, a widely followed emerging markets benchmark.

Economic and Market Conditions

The emerging markets as proxied by the IFC Investable Index experienced a strong resurgence during the last twelve months following the widespread 'flight to quality' seen in 1997-1998. As global market volatility declined and Asian economies began to recover, investors lost their risk aversion and returned to the emerging markets with enthusiasm. While there were some areas of concern during the year, particularly surrounding Latin American economies and markets, overall this asset class performed very strongly. The highest returns were seen in Asia, led by Korea, but Europe also saw some very robust markets, including Greece and Russia which were both up over 100%. Latin markets were lower, particularly Brazil which posted a flat return for the twelve months, but many still posted strong double digit returns including Argentina and Venezuela.

Investment Strategy

Acadian's portfolio strategy remained consistent, systematically evaluating a broad range of emerging markets based on fundamental value characteristics and other factors, and then targeting attractively valued stocks within markets as quantified by our multi-factor stock valuation models. The portfolio had below-benchmark measures on such key value attributes as price/book, price/earnings, and price/sales. Key country overweightings included Egypt, Turkey, Korea, Russia and Pakistan. The portfolio was underweighted in Malaysia, Morocco, Indonesia, Taiwan and Greece. No derivatives were employed.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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Commentary on the Fund's Investment Performance

As noted above, the Acadian Emerging Markets Portfolio returned 41.5% for the twelve months ended October 31, 1999, versus a return of 42.9% for the IFC Investable Index. Country allocations detracted -190 basis points from return, though this was partially offset by 90 basis points of positive return from stock selection.

The portfolio's performance during the fiscal year was enhanced by investments in:

 .    China: The portfolio was overweighted in China, which was rewarded in the third quarter as this market returned over 84%. Value added of 50 basis points came mostly from stock selection, however, as value stocks in China were helped by lower interest rates.

 .    Malaysia: Stock selection in Malaysia added a total of 530 basis points to return, as the economy looked to be moving back towards positive growth and inflation appeared to be under control.

 .    Mexico: A country underweighting and successful stock selection added a total of 120 basis points in Mexico. As the economy continued to show strength investors believed that government spending would increase and that many sectors of the market would benefit.

 .    Russia: The portfolio also gained some value from stock selection and a country overweighting in Russia, for value added of 90 basis points.

The portfolio's performance during the fiscal year was diminished by investments in:

 .    Indonesia: The portfolio had an underweighting in Indonesia, which detracted from return as this market rose over 160% during the year. The market shot up as the political situation appeared to stabilize, and encouraging signs were seen on currency, interest rate, and inflation fronts. Value lost was 120 basis points.

 .    Korea: The portfolio's overweighting in Korea added 30 basis points from return as the market continued to rise. This outperformance was offset, however, by a 150-basis-point negative return from stock selection. Net value lost was 120 basis points.

 .    Greece: The Greek equity market rose over 100% during the year, as investors anticipated lower interest rates and an economic boost from infra-

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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     structure spending. The portfolio had a moderate underweighting in Greece, which detracted value added of 90 basis points at the country level.

 .    Brazil: The portfolio's holdings in Brazil underperformed the Brazilian portion of the index, detracting 80 basis points as a general flight to quality in this market left value-oriented stocks behind. A small overweighting also detracted from return, bringing the total underperformance to 100 basis points.

Current Outlook

Latin American markets have risen in attractiveness relative to other opportunities over the last quarter. Asia has rebounded strongly, and while we believe it has strong long-term potential to continue growing, there are some indications that the current surge has gotten a little ahead of itself. A number of European markets have also had a strong year, making them somewhat less attractive. Overall, however, the emerging markets remain cheaply valued relative to other opportunities and we remain very committed to the benefits of this asset class.

There have been a number of questions regarding the potential impact of Y2K on the emerging markets. We believe there will be an impact, but that this will mainly take the form of a temporary loss of market liquidity resulting from
year-end caution on the part of investors.   Some markets could be at risk from
potential power and telephone outages, but these appear to be such small markets relative to the overall asset class that, in general, the millennium change will be successfully ridden out.

Sincerely,

/s/ Churchill G. Franklin
Churchill G. Franklin
Senior Vice President

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions. There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.

                         Definition of Comparative Index
                         -------------------------------

IFC Investable Index is an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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Growth of a $100,000 Investment

---------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 1999
---------------------------------
                      Since
   1 Year  5 Years   6/17/93*
---------------------------------
   41.49%   -5.77%     0.72%
---------------------------------

                                    [GRAPH]

                                    ACADIAN
                                    EMERGING        IFC
                                    MARKETS      INVESTABLE
                                   PORTFOLIO       INDEX

                     6/17/93        100,000       100,000
                      Oct-93        113,406       125,716
                      Oct-94        140,884       160,213
                      Oct-95        112,764       122,515
                      Oct-96        122,597       135,366
                      Oct-97        115,903       121,776
                      Oct-98         73,981        86,424
                      Oct-99        104,675       123,491



*    Beginning of operations. Index comparisons begin on 6/30/93.

** If the Adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The comparative index assumes reinvestment of dividends and, unlike the portfolio's returns, does not reflect any fees or expenses. If such fees and expenses were reflected in the comparative index's returns, the performance would have been lower.

           See definition of comparative index on page 4.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 82.9%
--------------------------------------------------------------------------------
                                                          Shares         Value
                                                          ------         -----
ARGENTINA -- 2.9%

Banco de Galicia y Buenos Aires, Class B...............     69,532  $    367,305
Central Peurto.........................................     78,000       131,103
Juan Minetti*..........................................     33,292        90,265
Molinos Rio de la Plata, Class B*......................     56,583       116,051
Telecom Argentina, Class B.............................    139,000       764,867
Telefonica de Argentina, Class B.......................    310,000       793,981
                                                                    ------------
                                                                       2,263,572
                                                                    ------------

BRAZIL -- 1.9%
Ceval Alimentos*....................................... 22,091,911        28,422
Dana-Albarus...........................................    203,000        83,239
Embratel Participacoes.................................        794             6
Geracao de Energia Eletrica Paranapanema*.............. 31,900,000       121,158
Saneamento Basico do Estado de Sao Paulo...............  9,700,000       651,307
Sao Carlos Empreendinento e Participacoes*............. 45,701,327        76,364
Seara Alimentos*....................................... 22,091,911         5,888
Serrana*...............................................      3,909             1
Sociedad de Participacoes Cime*........................    131,000            --
Surgutneftegaz ADR.....................................     27,920       232,434
Tele Celular Sul Participacoes.........................        794             1
Tele Centro Oeste Cellular Participacoes...............        794             1
Tele Centro Sul Participacoes*......................... 32,611,794       234,852
Tele Leste Celular Participacoes.......................        794            --
Tele Nordeste Cel Participacoes........................        794             1
Tele Norte Celular Participacoes.......................        794             1
Tele Norte Leste Participacoes.........................        794             9
Tele Sudeste Cellular Participacoes....................        794             2
Telemig Celular Participacoes..........................        794             1
Telesp Celular Participacoes...........................        794             5
Telesp Participacoes...................................        794             8
Transmssau*............................................ 31,900,000        40,386
                                                                    ------------
                                                                       1,474,086
                                                                    ------------



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------
                                                          Shares         Value
                                                          ------         -----
CHILE -- 4.4%

A.F.P. Provida ADR.......................................   14,900  $    257,025
Banco Santander Chile ADR................................   20,500       335,687
Banco Santiago ADR.......................................    5,500       110,000
Cia Telecomunicaciones de Chile ADR......................   56,300       939,506
Empresa Nacional de Electricidad ADR.....................   19,731       251,570
Enersis ADR..............................................    5,800       130,500
Gener ADR................................................   21,100       313,862
Maderas y Sinteticos ADR.................................   30,300       321,937
Santa Isabel ADR*........................................    6,700        53,600
Sociedad Quimica y Minera Chile ADR......................   11,100       322,594
Vina Concha y Toro ADR...................................    9,100       313,950
                                                                    ------------
                                                                       3,350,231
                                                                    ------------

CHINA -- 1.4%
Dazhong Transportation*..................................  762,610       276,065
Shanghai Jinqiao Export*.................................  365,300        73,791
Shanghai Shangling Electric Appliance, Class B*..........  203,000        79,170
Shanghai Tyre & Rubber...................................  550,000        62,700
Tsingtao Brewery*........................................  992,000       277,755
Zhenhai Refining and Chemical............................1,688,000       343,337
                                                                    ------------
                                                                       1,112,818
                                                                    ------------

CZECH REPUBLIC -- 0.4%
Unipetrol*...............................................  206,205       319,371
                                                                    ------------
EGYPT -- 2.9%
Alexandria National Iron & Steel*........................    7,000       304,971
Commercial International Bank............................   13,380       160,795
Egyptian American Bank...................................    5,400        82,879
Egyptian International Phamaceutical.....................    1,700        79,532
Helwan For Cement........................................   54,900       626,053
Madinet Nasr For Housing & Development...................    4,800        51,691
Middle & West Delta Flour Mills*.........................   11,800       100,058
Misr Elgedida for Housing & Reconstruction...............    1,600        40,702
National Societe General Bank............................    9,900       127,368
Suez Cement..............................................   30,859       505,384
Tourah Portland Cement*..................................    8,500       171,491
                                                                    ------------
                                                                       2,250,924
                                                                    ------------



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999


--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------
                                                             Shares      Value
                                                             ------      -----
GREECE -- 4.9%
  Aegek..................................................    54,610   $1,095,891
  Commercial Bank of Greece..............................    27,070    2,014,134
  National Bank of Greece................................     2,532      181,612
  Themeliodomi...........................................     4,420      116,950
  Titan Cement...........................................     3,200      355,000
                                                                    ------------
                                                                       3,763,587
                                                                    ------------

HONG KONG -- 4.3%
  China Telecom (Hong Kong)*.............................   793,200    2,716,159
  Guangshen Railway...................................... 2,097,719      240,341
  WAI Gaoqiao Free, Class B ADR*.........................   388,696      108,835
  Yizheng Chemical Fibre*................................   837,000      228,968
                                                                    ------------
                                                                       3,294,303
                                                                    ------------
HUNGARY -- 0.2%
  Egis...................................................     5,900      175,696
                                                                    ------------
INDONESIA -- 0.6%
  Hanjaya Mandela Sampoerna*.............................   184,000      428,346
                                                                    ------------

ISRAEL -- 1.1%
  Clal (Israel)..........................................    10,762      333,117
  Delek Isreal Fuel......................................     2,387       75,573
  Elbit Systems..........................................    26,200      373,677
  Elco Holdings*.........................................     9,990       81,486
                                                                    ------------
                                                                         863,853
                                                                    ------------
MALAYSIA -- 2.8%
  Berjaya Capital........................................   211,000       98,850
  Edaran Otomobil Nasional...............................    55,000      188,183
  Genting................................................   165,000      590,604
  Guthrie Ropel..........................................    79,000       63,208
  IOI Properties.........................................    67,000      130,491
  Kulim (Malaysia).......................................   176,000      113,489
  Negara Properties (Malaysia)...........................    36,000       37,521
  Pelangi................................................   197,000       63,256
  Perlis Plantations.....................................    61,750       63,708
  PPB Oil Palms..........................................   129,000       74,015
  Sime Darby.............................................   463,000      553,236
  TAN Chong Motor Holdings*..............................   302,000      166,122
  Westmont Industries*...................................   481,000           --
                                                                    ------------
                                                                       2,142,683
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                             Shares     Value
                                                           ---------- ----------
MEXICO -- 14.3%
  ALFA, Class A..........................................     57,000  $  217,748
  Altos Hornos de Mexico*................................    178,000      46,691
  Cemex CPO..............................................    178,482     808,157
  Cervecerias Unidas, ADR................................     22,600     492,963
  Cifra, Class V*........................................     25,619      40,321
  Controlador Commercial Mexicana........................    556,000     460,681
  Corporacion GEO*.......................................     89,000     224,191
  Empresas ICA Sociedad Controladora.....................    667,800     289,169
  Grupo Carso, Series A1*................................     91,000     381,732
  Grupo Casa Autrey*.....................................    107,000      81,305
  Grupo Celanese.........................................     99,000          --
  Grupo Continental......................................     20,000      22,484
  Grupo Financiero Bancomer, Series O....................  4,153,000   1,102,337
  Grupo Herdez, Series B*................................    301,000      88,981
  Grupo Industria Bimbo, Class A.........................     88,000     161,582
  Grupo Industrial Maseca, Class B.......................    239,000     119,413
  Grupo Mexico, Class B..................................     48,000     173,873
  Hylsamex*..............................................     93,000     246,851
  Telefonos de Mexico, Class L...........................  1,039,300   4,424,625
  Tubos de Acero de Mexico...............................     76,000     818,778
  Vitro, Class A.........................................    628,000     823,649
                                                                      ----------
                                                                      11,025,531
                                                                      ----------

PAKISTAN -- 4.3%
  Engro Chemicals........................................     18,600      37,483
  Fauji Fertilizer.......................................     50,000      44,333
  HUB Power*.............................................  3,146,500   1,212,992
  ICI Pakistan*..........................................  2,316,000     363,828
  Pakistan State Oil.....................................     23,400      62,041
  Pakistan Telecommunication*............................  3,830,000   1,469,102
  Shell Pakistan.........................................     25,500     102,236
                                                                      ----------
                                                                       3,292,015
                                                                      ----------

PERU -- 2.2%
  Cementos Lima.........................................      29,743     472,178
  Credicorp.............................................      10,050     106,731
  Telefonica del Peru, Class B*.........................     921,500   1,080,707
                                                                      ----------
                                                                       1,659,616
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                             Shares     Value
                                                           ---------- ----------

PHILIPPINES -- 2.1%

  C & P Homes*.............................................7,961,700  $  121,416
  DMCI Holdings*...........................................3,442,700      99,838
  Equitable PCI Bank.......................................  559,040     992,296
  JG Summit Holding+.......................................1,187,588     102,429
  Metropolitan Bank & Trust................................   10,000      75,003
  Petron...................................................2,160,600     180,950
  San Miguel, Class B......................................   11,990      17,386
  SM Prime Holdings........................................  149,800      26,590
                                                                      ----------
                                                                       1,615,908
                                                                      ----------

POLAND -- 0.9%
  Big Bank Gdanski.........................................   97,240     193,696
  Debica...................................................   26,784     241,355
  Exbud*...................................................   15,900     110,851
  Stomil Olsztyn...........................................   23,771     111,048
                                                                      ----------
                                                                         656,950
                                                                      ----------
PORTUGAL -- 0.1%
  Efacec Capital...........................................   10,316      69,985
                                                                      ----------
RUSSIA -- 1.1%
  Lukoil Holding ADR.......................................   17,270     547,114
  RAO Unified Energy System GDR............................   56,860     329,219
                                                                      ----------
                                                                         876,333
                                                                      ----------
SRI LANKA -- 0.4%
  Blue Diamond Jewelery*...................................  103,890       1,020
  DFCC Bank................................................   56,466      79,195
  Hayleys..................................................   45,000      63,114
  John Keells Holdings.....................................   53,287     134,525
  Sampath Bank.............................................  105,000      54,488
                                                                      ----------
                                                                         332,342
                                                                      ----------
SOUTH AFRICA -- 7.1%
  Allied Electronics.......................................   40,600      39,021
  Amalgamated Bank of South Africa.........................    4,965      20,261
  Anglovaal Mining*........................................   19,200     145,438
  Aveng*...................................................   89,267      90,885
  Beverage & Consumer Industry Holdings....................        4         114
  Delta Electrical Industries..............................   81,900     320,198
  Edgars Consolidated Stores...............................       18         184
  Fedsure Holdings.........................................   17,500     117,309


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                             Shares     Value
                                                           ---------- ----------

SOUTH AFRICA -- continued

  Gold Fields............................................        1  $          7
  Illovo Sugar*..........................................  107,208       110,899
  Imperial Holdings*.....................................   68,748       638,353
  Iscor..................................................  218,600        84,752
  Liberty Holdings.......................................    4,500       109,958
  Liberty Life Association of Africa.....................    1,399        12,990
  Liblife Strategic Investments..........................  121,850           397
  Metro Cash & Carry.....................................    1,849         1,536
  Murray & Roberts Holdings..............................  866,900       607,241
  Nedcor.................................................   15,855       312,002
  Nedcor Investment Bank Holdings*.......................   72,812        40,921
  Rembrandt Controlling Investment.......................  101,800       439,458
  Rembrandt Group........................................   44,600       333,844
  Reunert................................................  143,600       149,712
  Safmarime & Rennies....................................   39,900        20,149
  Sappi..................................................   36,100       299,329
  Sasol..................................................  152,000     1,039,960
  Siltek.................................................   92,800        92,215
  South African Breweries................................    1,432        12,558
  Standard Bank Investment...............................  133,525       456,780
  Sun International......................................   43,421         8,842
  Tiger Oats.............................................        1             8
  Woolworths Holdings....................................    1,373           962
                                                                      ----------
                                                                       5,506,283
                                                                      ----------
SOUTH KOREA -- 11.7%
  Cheil Jedang...........................................   13,016       749,044
  Daewoo Heavy Industries................................   44,000        72,661
  Dongkuk Steel Mill.....................................   54,313       237,818
  Hana Bank..............................................    4,498        41,266
  Hansol Paper...........................................   36,400       352,160
  Hyundai Motor*.........................................    6,874       120,969
  Korea Electric Power...................................   14,000       409,842
  Korea Iron & Steel Wire................................    1,010       123,828
  LG Chemical............................................   13,404       405,809
  LG Information & Communication.........................    9,982       732,624
  Pacific................................................    2,110        49,450
  Samsung Electronic.....................................   14,465     2,412,844
  Samsung Eletro-Mechanics*..............................   16,828       814,032
  SK.....................................................   30,879       592,341
  Ssangyong Oil Refining.................................   51,780     1,178,977
  TAE Young..............................................   18,430       711,684
                                                                      ----------
                                                                       9,005,349
                                                                      ----------



The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------
                                                             Shares     Value
                                                           ---------- ----------

  THAILAND -- 0.5%
    First Bangkok City Bank* ..........................     272,600  $        --
    Nava Finance and Securities Public 'F'*............     167,300           --
    Siam Pulp & Paper*.................................      50,500      104,717
    Thai Airways International 'F'*....................     209,600      258,061
                                                                      ----------
                                                                         362,778
                                                                      ----------
 TURKEY -- 7.4%
   Aksa Akrilik Kimya Sanayii*.........................   7,395,000      149,217
   Aksigorta...........................................   9,115,000      279,677
   Alcatel Teletas Telekomunikasyon....................   3,686,000      233,864
   Arcelik.............................................  18,836,800      695,526
   Aselsan Elektronik Sanayi Ve Ticaret................  14,273,000      452,786
   Brisa Bridgestone Sabanci...........................   5,796,000      144,683
   Dogan Sirketler Grubu Holdings*.....................  51,113,600      574,167
   Hurriyet Gazetesi...................................  14,738,300      111,905
   Netas Telekomunik...................................   3,359,200      125,781
   Petrol Ofisi........................................   1,922,273      331,895
   Tat Konserve Sanayii*...............................   4,682,239       44,804
   Yurk Sise VE CAM Fabrikalari........................           4           --
   Turkiye Garanti Bankasi*............................ 122,072,600    1,041,142
   Turkiye IS Bankasi..................................  47,834,600      945,309
   Tutunculer Bank Yasarbank*..........................           2           --
   Vestel Elektronik Sanayi Ve Yicaret*................   4,509,000      553,401
                                                                      ----------
                                                                       5,684,157
                                                                      ----------

UNITED KINGDOM -- 0.5%
  Anglo American.......................................       2,600      138,498
  Liberty International*...............................      26,987      225,090
                                                                      ----------
                                                                         363,588
                                                                      ----------
VENEZUELA -- 2.5%
  Anonima Nacional Telefonos de Venezuela..............      73,000      263,193
  Banco Provincial.....................................      83,000       69,846
  Banco Venezolano de Credito..........................      47,202      164,571
  Electricdid de Caracas...............................   2,922,647    1,111,625
  Mavesa...............................................   2,136,000      113,401
  Sider Venezolana Receipts, Class A*..................   1,414,100       47,062
  Sider Venezolena Receipts, Class B*..................          10           --
  Siderurgica Venez Sivensa, Class A*..................   4,266,500      141,991
  Siderurgica Venez Sivensa, Class B*..................          46            2
                                                                      ----------
                                                                       1,911,691
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $58,818,204)...................................               63,801,996
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREFERRED STOCKS -- 9.5%
--------------------------------------------------------------------------------

                                                           Shares     Value
                                                         ---------- ----------

BRAZIL -- 9.5%
  Banco Estado de Sao Paulo............................  45,800,000   $1,173,757
  Banco Itau...........................................  18,900,000    1,084,982
  Bombril Cirio........................................ 177,420,000      553,812
  Brahma...............................................         909          580
  Brasileira de Distribuicao Grupo Pao de Acuar........   5,300,000      114,095
  Brasileira de Distribuicao Grupo Pao de Acuar
  Receipts, expiring 11/26/99..........................   1,324,921       28,523
  Centrais Geradoras do Sul do Brasil..................       1,020            1
  Cervejaria Brahma....................................         172           74
  Electricidad Servicos................................  14,648,638       37,616
  Embratel Participacoes*..............................  19,680,060      251,170
  Ericsson Telecomunoicacoes...........................  40,800,000      387,715
  Geracao de Energia Eletrica Paranapanema*............  31,900,000      127,862
  Gerdau...............................................  31,539,361      570,294
  Gerdau Metalurgica...................................   8,621,960      280,622
  Itausa-Investimentos Itau*...........................      18,290       11,062
  Lojas Americana......................................  45,701,327       58,561
  Mineracao Trinidade-Samitri..........................   5,209,050      112,137
  Serrana*.............................................       4,661            2
  Siderurgica Nacional*................................         719            6
  Tele Celular Sul Participacoes.......................          60           --
  Tele Centro Oeste Celular Participacoes..............          65           --
  Tele Centro Sul Participacoes........................  12,080,060      144,329
  Tele Leste Celular Participacoes.....................          60           --
  Tele Nordeste Cel Participacoes......................          60           --
  Tele Norte Celular Participacoes.....................          60           --
  Tele Norte Leste Participacoes.......................  83,780,060    1,408,501
  Tele Sudeste Cellular Participacoes..................          60           --
  Telecomunicacoes do Parana...........................   1,010,000      204,485
  Telemig Cellular Participacoes.......................          60           --
  Telesp Celular Participacoes.........................          60            1
  Telesp Celular Participacoes, Class B................   7,300,000      381,650
  Telesp Participacoes.................................  22,380,060      359,045
  Vale do Rio Doce.....................................      19,960           --
                                                                      ----------
                                                                       7,290,882
                                                                      ----------

SOUTH AFRICA -- 0.0%
  Allied Electronics*..................................      26,282       23,119
                                                                      ----------
TOTAL PREFERRED STOCKS
  (Cost $8,808,849)....................................                7,314,001
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    ACADIAN EMERGING MARKETS PORTFOLIO
                                             OCTOBER 31, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RIGHTS --0.0%
--------------------------------------------------------------------------------

                                                             Shares     Value
                                                           ---------- ----------

SOUTH KOREA -- 0.0%
  Hansol Paper, expiring 12/1/99* .....................      9,862   $    25,493
                                                                     -----------
  TOTAL RIGHTS
    (Cost $0)..........................................                   25,493
                                                                     -----------
--------------------------------------------------------------------------------
WARRANT -- 0.0%
--------------------------------------------------------------------------------
THAILAND -- 0.0%
  Siam Commercial Bank, expiring 6/22/04*                   28,900            --
                                                                     -----------
  TOTAL WARRANT
    (Cost $0).............................                                    --
                                                                     -----------
  TOTAL INVESTMENTS -- 92.4%
    (Cost $67,627,053) (a)................                            71,141,490
                                                                     -----------
OTHER ASSETS AND LIABILITIES (NET) -- 7.6%                             5,877,719
                                                                     -----------
NET ASSETS -- 100.0%..................                               $77,019,209
                                                                     ===========

*    Non-Income Producing Security.
+    All or a portion of these shares are restricted as to resale.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
(a) The cost for federal income tax purposes was $67,703,606. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $3,437,884. This consisted of aggregate gross unrealized appreciation for all securities of $17,822,200 and aggregate gross unrealized depreciation for all securities of $14,384,316.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999

--------------------------------------------------------------------------------

At October 31, 1999, sector diversification of the Portfolio was as follows:
(unaudited)

                                                           % of         Market
Industry                                                Net Assets       Value
--------                                                -----------  -----------
Aerospace/Defense.....................................         1.1%  $   826,463
Agriculture...........................................         0.3       250,712
Automotive............................................         1.2       930,116
Banks.................................................        13.1    10,058,715
Beverages, Food & Tobacco.............................         4.6     3,566,991
Building Materials....................................         4.3     3,346,212
Chemicals.............................................         2.2     1,722,389
Consumber Cyclical....................................         0.4       334,212
Computers.............................................         0.1        92,215
Distribution/Wholesale................................         0.0         1,536
Financial Services....................................         2.1     1,626,501
Electrical Components & Equipment.....................         3.6     2,733,042
Electronics...........................................         1.4     1,054,630
Engineering & Construction............................         4.5     3,435,998
Entertainment & Leisure...............................         0.8       599,446
Forest Products & Paper...............................         1.0       781,705
Holding Company.......................................         4.7     3,637,014
Home Furnishings & Appliances.........................         3.5     2,705,559
Industrial............................................         0.1        69,985
Insurance.............................................         0.7       519,934
Investment Companies..................................         0.3       217,807
Iron/Steel............................................         2.5     1,950,175
Machinery.............................................         0.1        72,661
Media.................................................         0.2       111,905
Metals & Mining.......................................         1.8     1,384,947
Oil & Gas.............................................         5.7     4,354,963
Pharmaceuticals.......................................         0.4       337,258
Real Estate...........................................         1.0       775,562
Retail................................................         1.4     1,080,794
Telecommunications....................................        22.0    16,918,534
Transportation........................................         1.0       774,467
Utilities.............................................         6.3     4,869,042
                                                             -----   -----------
  Total Investments...................................        92.4%  $71,141,490
Other Assets and Liabilities (Net)....................         7.6     5,877,719
                                                             -----   -----------
  Net Assets..........................................       100.0%  $77,019,209
                                                             =====   ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets

Investments, at Cost............................................   $ 67,627,053
                                                                   ============
Investments, at Value - Note A..................................   $ 71,141,490
Foreign Currency, at Value (Cost $5,399,152) - Note A...........      5,388,716
Receivable for Investments Sold.................................      1,972,556
Dividends Receivable............................................        441,311
Receivable for Portfolio Shares Sold............................          7,360
Other Assets....................................................         14,370
                                                                   ------------
  Total Assets..................................................     78,965,803
                                                                   ------------
Liabilities
Payable to Custodian Bank - Note D..............................      1,636,747
Payable for Investments Purchased...............................         79,642
Payable for Investment Advisory Fees - Note B...................        111,118
Payable for Administrative Fees - Note C........................         21,119
Payable for Custodian Fees - Note D.............................         65,382
Payable for Directors' Fees - Note G............................            914
Other Liabilities...............................................         31,672
                                                                   ------------
  Total Liabilities.............................................      1,946,594
                                                                   ------------
Net Assets......................................................   $ 77,019,209
                                                                   ============

Net Assets Consist of:
Paid in Capital.................................................   $ 88,560,705
Undistributed Net Investment Income.............................        629,671
Accumulated Net Realized Loss...................................    (15,645,860)
Unrealized Appreciation.........................................      3,474,693
                                                                   ------------
Net Assets......................................................   $ 77,019,209
                                                                   ============
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
       (Authorized 25,000,000)..................................      8,205,553
Net Asset Value, Offering and Redemption Price Per Share........          $9.39
                                                                          =====
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income

Dividends.........................................................  $ 3,615,262
Interest..........................................................      129,442
Less: Foreign Taxes Withheld......................................     (274,239)
                                                                    -----------
   Total Income...................................................    3,470,465
                                                                    -----------
Expenses
Investment Advisory Fees - Note B.................................    1,274,940
Custodian Fees - Note D...........................................      342,795
Administrative Fees - Note C......................................      215,734
Foreign Tax Expense...............................................      101,229
Printing Fees.....................................................       26,989
Registration and Filing Fees......................................       21,584
Audit Fees........................................................       17,252
Legal Fees........................................................       11,017
Directors' Fees - Note G..........................................        4,833
Account Services Fees - Note F....................................           22
Other Expenses....................................................       39,197
                                                                    -----------
   Net Expenses Before Expense Offset.............................    2,055,592
Expense Offset - Note A...........................................         (639)
                                                                    -----------
   Net Expenses After Expense Offset..............................    2,054,953
                                                                    -----------
Net Investment Income.............................................    1,415,512
                                                                    -----------
Net Realized Loss on:
Investments.......................................................   (3,198,105)
Foreign Exchange Transactions.....................................     (532,513)
                                                                    -----------
Total Net Realized Loss...........................................   (3,730,618)
                                                                    -----------
Change in Unrealized Appreciation (Depreciation) on:
Investments.......................................................   42,353,364
Foreign Exchange Translations.....................................      (44,514)
                                                                    -----------
Total Net Change in Unrealized Appreciation (Depreciation)........   42,308,850
                                                                    -----------
Net Gain..........................................................   38,578,232
                                                                    -----------
Net Increase in Net Assets Resulting from Operations..............  $39,993,744
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO
                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                  Year Ended    Year Ended
                                                                                   October 31,    October 31,
                                                                                       1999          1998
                                                                                  ------------   ------------

Increase (Decrease) in Net Assets
Operations:

  Net Investment Income......................................................     $  1,415,512   $  1,296,261
  Net Realized Loss..........................................................       (3,730,618)   (12,578,798)
  Net Change in Unrealized Appreciation (Depreciation).......................       42,308,850    (28,207,691)
                                                                                  ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                   39,993,744    (39,490,228)
                                                                                  ------------   ------------
Distributions:
  Net Investment Income......................................................       (1,243,820)      (991,001)
  Net Realized Gain..........................................................               --     (3,581,762)
                                                                                  ------------   ------------
  Total Distributions........................................................       (1,243,820)    (4,572,763)
                                                                                  ------------   ------------
Capital Share Transactions: (1)
  Issued.....................................................................       58,979,748     71,706,554
  In Lieu of Cash Distributions..............................................        1,215,148      4,432,628
  Redemption Fees -- Note J..................................................           18,617         74,631
  Redeemed...................................................................     (110,609,470)   (23,705,162)
                                                                                  ------------   ------------
  Net Increase (Decrease) from Capital Share Transactions:...................      (50,395,957)    52,508,651
                                                                                  ------------   ------------
    Total Increase (Decrease)................................................      (11,646,033)     8,445,660
Net Assets:
  Beginning of Period........................................................       88,665,242     80,219,582
                                                                                  ------------   ------------
  End of Period (Including undistributed net investment income of
    $629,671 and $963,752, respectively).....................................     $ 77,019,209   $ 88,665,242
                                                                                  ============   ============
(1)Shares Issued and Redeemed:
  Shares Issued..............................................................        7,326,624      8,446,393
  In Lieu of Cash Distributions..............................................          173,345        477,114
  Shares Redeemed............................................................      (12,437,172)    (2,891,874)
                                                                                  ------------   ------------
  Net Increase (Decrease) in Shares Outstanding..............................       (4,937,203)     6,031,633
                                                                                  ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Selected Per Share Data & Ratios
                                                                 For a Share Outstanding Throughout Each Period

                                                                     Years Ended October 31
                                                 --------------------------------------------------------------
                                                    1999*        1998         1997         1996         1995
                                                  ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period.........................    $    6.75    $   11.28    $   12.12    $   11.23    $   14.00
                                                  ---------    ---------    ---------    ---------    ---------
Income from Investment
  Operations
  Net Investment Income.......................         0.10         0.11         0.16         0.13         0.05
  Net Realized and Unrealized
    Gains (Loss)..............................         2.63        (3.99)+      (0.85)        0.84        (2.82)
                                                  ---------    ---------    ---------    ---------    ---------
  Total from Investment
    Operations................................         2.73        (3.88)       (0.69)        0.97        (2.77)
                                                  ---------    ---------    ---------    ---------    ---------
Distributions:
  Net Investment Income.......................        (0.09)       (0.14)       (0.12)       (0.02)          --
  Net Realized Gain...........................           --        (0.51)       (0.03)       (0.06)          --
                                                  ---------    ---------    ---------    ---------    ---------
    Total Distribution........................        (0.09)       (0.65)       (0.15)       (0.08)          --
                                                  ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period................    $    9.39    $    6.75    $   11.28    $   12.12    $   11.23
                                                  =========    =========    =========    =========    =========
Total Return..................................        41.49%      (36.00)%      (5.71)%       8.72%      (19.79)%++
                                                  =========    =========    =========    =========    =========

Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands).................................    $  77,019    $  88,665    $  80,220    $  69,649    $  33,944
Ratio of Expenses to Average
  Net Assets..................................         1.61%@       1.61%@       1.50%        1.79%        1.78%
Ratio of Net Investment Income
  to Average Net Assets.......................         1.11%        1.60%        1.31%        1.29%        0.86%
Portfolio Turnover Rate.......................           45%          32%          28%          11%          21%


 * Per share amounts for the period are based on average outstanding shares.

 + The amount shown for the year ended October 31, 1998 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

++ Total return would have been lower had certain fees not been waived by the Adviser during the period.

 @ The ratio of net operating expenses to average net assets, excluding foreign tax expense, is 1.53% and 1.59% for the years ended October 31, 1999 and 1998, respectively.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

     2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

     3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

  value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

     6. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

     Permanent book and tax basis differences resulted in reclassifications of $505,773 to decrease undistributed net investment income and $505,773 to decrease accumulated net realized loss.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

     7. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 2.50% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of
The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

  Pursuant to the Agreement, the Portfolio pays the Administrator 0.099% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

  For the year ended October 31, 1999, the Administrator was paid $215,734, of which $102,354 was paid to CGFSC for their services, $14,619 to DST for their services, and $9,649 to UAMSSC for their services.

  Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement. As a part of the custodian agreement, the custodian has a lien on the securities of the Portfolio to cover any advances made by the custodian to the Portfolio. At October 31, 1999, the payable to the custodian bank represents the amount due for cash advanced for the settlement of foreign currency purchased.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

  F. Account Services: Through January 1, 1999, the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provided participant recordkeeping. Pursuant to the Services Agreement, the Service Provider was entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which it provided services. The agreement was terminated effective January 1, 1999.

  G. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. Purchases and Sales: For the year ended October 31, 1999, the Portfolio made purchases of $52,311,612 and sales of $103,132,230 of investment securities other than long-term U.S. Government and short-term securities. There were no purchase or sales of long-term U.S. Government securities.

  I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the year ended October 31, 1999, the Portfolio had no borrowings under the agreement.

  J. Other: At October 31, 1999, 89.0% of total shares outstanding were held by 4 record shareholders owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1999, the Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $15,569,307, of which $12,319,259 will expire on October 31, 2006 and $3,250,048 will expire on October 31, 2007.

  The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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  At October 31, 1999, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

  Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
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To the Board of Directors of
UAM Funds, Inc. and Shareholders of
Acadian Emerging Markets Portfolio

  In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Acadian Emerging Markets Portfolio (the "Portfolio"), a portfolio of the UAM Funds, Inc., at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 17, 1999

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Federal Income Tax Information (Unaudited):

Foreign taxes during the fiscal year ended October 31, 1999 amounting to $274,239 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 1999 which shareholders of this Portfolio will receive in late January, 2000.

  In addition, for the year ended October 31, 1999, gross income derived from sources within foreign countries amounted to $3,729,649 for the Portfolio.

NOTES

NOTES

UAM FUNDS                                     ACADIAN EMERGING MARKETS PORTFOLIO

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Officers and Directors

Norton H. Reamer                            Peter M. Whitman, Jr.
Director, President and Chairman            Director

John T. Bennett, Jr.                        William H. Park
Director                                    Vice President

Nancy J. Dunn                               Michael E. DeFao
Director                                    Secretary

Philip D. English                           Gary L. French
Director                                    Treasurer

William A. Humenuk                          Robert R. Flaherty
Director                                    Assistant Treasurer

James P. Pappas                             Robert J. Della Croce
Director                                    Assistant Treasurer

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Acadian Asset Management, Inc.
Two International Place
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                    --------------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                    --------------------------------------------